Financial Assets at Amortized Cost-Securities - Summary of Financial Assets at Amortized Cost - Securities (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	R$ 28,150	R$ 27,040
Government securities - abroad [member]
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	13,786	9,583
Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	R$ 14,364	R$ 17,457